Balance Sheets (USD $)	Sep. 30, 2013	Sep. 30, 2012
Current Assets
Cash	$ 495	$ 9,615
Advances To Officers		17,254
Total Current Assets	495	26,869
Property and Equipment, net of accumulated depreciation of $7,090 and $4,389, respectively		2,701
Capitalized Software	279,608
Purchased Software, net of accumulated amortization of $0 and $19,814, respectively.		2,414
Total Other Assets	279,608	2,414
TOTAL ASSETS	280,103	31,984
Current liabilities:
Accounts Payable	442	10,691
Accrued Salaries		66,300
Convertible Notes Payable	562,921	616,767
Accrued Interest Payable	164,691	92,988
Notes due related parties	550,929	334,262
Other Current Liabilities	14,208	2,519
Total Current Liabilities	1,293,191	1,123,527
Stockholders' deficit:
Preferred Stock - Par Value $.001,Authorized 2,000,000, Outstanding 2,000,000 and 2,000,000, respectively	2,000	2,000
Common Stock - Par Value $0.001, Authorized 400,000,000, Outstanding 25,020,704 and 4,863,495, respectively	25,021	4,864
Additional Paid In Capital	2,733,040	2,489,087
Accumulated Deficit	(3,773,149)	(3,587,494)
Total Shareholder's Deficit	(1,013,088)	(1,091,543)
TOTAL LIABILITIES & SHAREHOLDERS' DEFICIT	$ 280,103	$ 31,984